FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure of financial income and expenses [Abstract]
FINANCIAL INCOME AND EXPENSES
8.          FINANCIAL INCOME AND EXPENSES

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Financial income:
Non-cash financial income	-	233	1,388
Interest income	36	464	736

	36	697	2,124

Financial expense:
Interest on leases	(896)	(947)	(39)
Interest on tax audit settlement (Note 6)	-	(1,000)	-
Cash interest on exchangeable notes	(3,996)	(3,996)	(4,352)
Non-cash interest on exchangeable notes (Note 25)	(643)	(639)	(689)
Non-cash financial expense	(1,216)	-	-

	(6,751)	(6,582)	(5,080)
Net Financing Expense	(6,715)	(5,885)	(2,956)

Exchangeable note interest expense and non-cash financial income and expense relate to the exchangeable senior notes issued in 2015. For further information, refer to Note 25.